Selected Quarterly Financial Data - Selected Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 23, 2013 Senior Credit Facilities And Trancheb [Member]	Jun. 21, 2013 Senior Credit Facilities And Trancheb [Member]	Jun. 21, 2013 Senior Credit Facilities [Member]
Schedule Of Quarterly Financial Data [Line Items]
Loss on extinguishment of debt	$ 1	$ 23	$ 24		$ 551	$ 24
Unamortized debt discount write off								13
Unamortized debt issuance cost								3
Call premium and other fees associated to amendment							8
Release of valuation allowance on deferred tax assets	$ 962		$ 962